Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | Columbia Short Duration High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | Picard Midco, Inc. 03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | TransDigm, Inc. 03/01/2032 6.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | CCO Holdings LLC/Capital Corp. 08/15/2030 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | Hudbay Minerals, Inc. 04/01/2029 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | NuStar Logistics LP 04/28/2027 5.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 1 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | Columbia Short Duration High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | Picard Midco, Inc. 03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | TransDigm, Inc. 03/01/2032 6.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | CCO Holdings LLC/Capital Corp. 08/15/2030 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | Hudbay Minerals, Inc. 04/01/2029 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | NuStar Logistics LP 04/28/2027 5.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 2 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | Columbia Short Duration High Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | CCO Holdings LLC/Capital Corp. 03/01/2030 4.750% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | Picard Midco, Inc. 03/31/2029 6.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | TransDigm, Inc. 03/01/2032 6.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | Aretec Escrow Issuer 2, Inc. 08/15/2030 10.000% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | CCO Holdings LLC/Capital Corp. 08/15/2030 4.500% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | Hudbay Minerals, Inc. 04/01/2029 6.125% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | NuStar Logistics LP 04/28/2027 5.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | HUB International, Ltd. 06/15/2030 7.250% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | Delek Logistics Partners LP/Finance Corp. 03/15/2029 8.625% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.40%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | CCC rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | Senior Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Income Opportunities Fund - Class 3 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%